SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Beginning balances	R$ 33,166,365	R$ 15,175,130	R$ 7,337,378
Gain (loss) on conversion of financial statements and on foreign investments	4,707	(16,035)	46,006
Ending balances	44,810,300	33,166,365	15,175,130
Other reserves
SHAREHOLDERS' EQUITY
Beginning balances	1,719,516	2,114,907	2,129,944
Actuarial gain (loss)	(84,828)	(7,608)
Gain (loss) on conversion of financial asset and fair value	(865)	(5,681)
Gain (loss) on conversion of financial statements and on foreign investments	5,178	(249,093)
Partial realization of deemed cost, net of taxes	(100,705)	(133,009)
Ending balances	1,538,296	1,719,516	2,114,907
Debenture conversion 5th issue
SHAREHOLDERS' EQUITY
Beginning balances	(45,746)	(45,746)
Ending balances	(45,746)	(45,746)	(45,746)
Actuarial loss
SHAREHOLDERS' EQUITY
Beginning balances	(144,799)	(137,191)
Actuarial gain (loss)	(84,828)	(7,608)
Ending balances	(229,627)	(144,799)	(137,191)
Exchange variation and fair value of financial assets
SHAREHOLDERS' EQUITY
Beginning balances	2,163	7,844
Gain (loss) on conversion of financial asset and fair value	(865)	(5,681)
Ending balances	1,298	2,163	7,844
Exchange variation on conversion of financial statements of foreign subsidiaries
SHAREHOLDERS' EQUITY
Beginning balances	3,218	252,311
Gain (loss) on conversion of financial statements and on foreign investments	5,178	(249,093)
Ending balances	8,396	3,218	252,311
Deemed Cost
SHAREHOLDERS' EQUITY
Beginning balances	1,904,680	2,037,689
Partial realization of deemed cost, net of taxes	(100,705)	(133,009)
Ending balances	R$ 1,803,975	R$ 1,904,680	R$ 2,037,689